PROPERTY, PLANT AND EQUIPMENT - Net Book Value (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 23,013
Ending balance	22,279	$ 23,013
Current lease liabilities	216
Non-current lease liabilities	1,519
Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,959
Ending balance	4,722	4,959
Right-of-use assets	15
Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	8,206
Ending balance	8,080	8,206
Right-of-use assets	1,271
Energy
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	8,805
Ending balance	8,487	8,805
Right-of-use assets	254
Data Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,043
Ending balance	990	1,043
Right-of-use assets	526
Gross Carrying Amount:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	22,044	11,630
Change in Accounting Policies		1,207
Additions, net of disposals	593	1,016
Non-cash disposals	(119)	(274)
Acquisitions through business combinations		8,710
Decrease through classified as held for sale, property, plant and equipment		(458)
Net foreign currency exchange differences	(744)	213
Ending balance	21,774	22,044
Gross Carrying Amount: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,183	4,020
Change in Accounting Policies		21
Additions, net of disposals	173	467
Non-cash disposals	2	(2)
Acquisitions through business combinations		0
Decrease through classified as held for sale, property, plant and equipment		(458)
Net foreign currency exchange differences	(291)	135
Ending balance	4,067	4,183
Gross Carrying Amount: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	8,299	2,485
Change in Accounting Policies		356
Additions, net of disposals	185	122
Non-cash disposals	(82)	49
Acquisitions through business combinations		5,283
Decrease through classified as held for sale, property, plant and equipment		0
Net foreign currency exchange differences	(132)	4
Ending balance	8,270	8,299
Gross Carrying Amount: | Energy
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	8,431	4,681
Change in Accounting Policies		197
Additions, net of disposals	221	419
Non-cash disposals	(29)	(270)
Acquisitions through business combinations		3,332
Decrease through classified as held for sale, property, plant and equipment		0
Net foreign currency exchange differences	(307)	72
Ending balance	8,316	8,431
Gross Carrying Amount: | Data Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,131	444
Change in Accounting Policies		633
Additions, net of disposals	14	8
Non-cash disposals	(10)	(51)
Acquisitions through business combinations		95
Decrease through classified as held for sale, property, plant and equipment		0
Net foreign currency exchange differences	(14)	2
Ending balance	1,121	1,131
Accumulated depreciation:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(2,417)	(1,849)
Non-cash disposals	108	26
Decrease through classified as held for sale, property, plant and equipment		194
Net foreign currency exchange differences	95	(29)
Depreciation expense	(543)	(764)
Disposals	6	5
Ending balance	(2,751)	(2,417)
Accumulated depreciation: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(594)	(613)
Non-cash disposals	0	3
Decrease through classified as held for sale, property, plant and equipment		194
Net foreign currency exchange differences	40	(14)
Depreciation expense	(74)	(171)
Disposals	1	7
Ending balance	(627)	(594)
Accumulated depreciation: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(950)	(744)
Non-cash disposals	100	(27)
Decrease through classified as held for sale, property, plant and equipment		0
Net foreign currency exchange differences	34	(3)
Depreciation expense	(215)	(178)
Disposals	4	2
Ending balance	(1,027)	(950)
Accumulated depreciation: | Energy
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(785)	(492)
Non-cash disposals	2	50
Decrease through classified as held for sale, property, plant and equipment		0
Net foreign currency exchange differences	20	(11)
Depreciation expense	(204)	(328)
Disposals	1	(4)
Ending balance	(966)	(785)
Accumulated depreciation: | Data Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(88)	0
Non-cash disposals	6	0
Decrease through classified as held for sale, property, plant and equipment		0
Net foreign currency exchange differences	1	(1)
Depreciation expense	(50)	(87)
Disposals	0	0
Ending balance	(131)	(88)
Accumulated fair value adjustments:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,386	3,033
Non-cash disposals		(12)
Decrease through classified as held for sale, property, plant and equipment		(416)
Net foreign currency exchange differences	(130)	62
Fair value adjustments		719
Ending balance	3,256	3,386
Accumulated fair value adjustments: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,370	1,401
Non-cash disposals		0
Decrease through classified as held for sale, property, plant and equipment		(416)
Net foreign currency exchange differences	(88)	38
Fair value adjustments		347
Ending balance	1,282	1,370
Accumulated fair value adjustments: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	857	810
Non-cash disposals		0
Decrease through classified as held for sale, property, plant and equipment		0
Net foreign currency exchange differences	(20)	2
Fair value adjustments		45
Ending balance	837	857
Accumulated fair value adjustments: | Energy
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,159	822
Non-cash disposals		(12)
Decrease through classified as held for sale, property, plant and equipment		0
Net foreign currency exchange differences	(22)	22
Fair value adjustments		327
Ending balance	1,137	1,159
Accumulated fair value adjustments: | Data Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Non-cash disposals		0
Decrease through classified as held for sale, property, plant and equipment		0
Net foreign currency exchange differences	0	0
Fair value adjustments		0
Ending balance	$ 0	$ 0